Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($)
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Hedgeye Capital Allocation ETF [Member]
Shareholder Report [Line Items]
Fund Name	Hedgeye Capital Allocation ETF
Class Name	Hedgeye Capital Allocation ETF
Trading Symbol	HECA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hedgeye Capital Allocation ETF for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Fund at www.hedgeyeam.com/heca. You can also request this information by contacting us at (888) 711-8292.
Additional Information Phone Number	(888) 711-8292
Additional Information Website	www.hedgeyeam.com/heca
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hedgeye Capital Allocation ETF	$34	0.70%¹

¹ Annualized.

Expenses Paid, Amount	$ 34	[1]
Expense Ratio, Percent	0.70%
Net Assets	$ 378,195,704
Holdings Count	24
Advisory Fees Paid, Amount	$ 811,773
Investment Company, Portfolio Turnover	1241.66%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Net Assets	$378,195,704
Number of Holdings	24
Total Net Advisory Fee	$811,773
Portfolio Turnover Rate	1241.66%

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of April 30, 2026)

Sector Breakdown

Top Ten Holdings

First American Money Market Funds	22.88%
Vanguard High Dividend Yield ETF	5.70%
Vanguard Short-Term Inflation-Protected Securities Index Fund	5.59%
Global X US Infrastructure Dev. ETF	5.32%
United States Brent Oil Fund LP	5.02%
AAA CLO ETF	4.99%
Harbor Commodity All Weather Strategy ETF	4.60%
VanEck Oil Services ETF	4.20%
Energy Select Sector SPDR Fund	4.06%
iShares U.S. Healthcare Providers ETF	4.02%

Largest Holdings [Text Block]

Top Ten Holdings

First American Money Market Funds	22.88%
Vanguard High Dividend Yield ETF	5.70%
Vanguard Short-Term Inflation-Protected Securities Index Fund	5.59%
Global X US Infrastructure Dev. ETF	5.32%
United States Brent Oil Fund LP	5.02%
AAA CLO ETF	4.99%
Harbor Commodity All Weather Strategy ETF	4.60%
VanEck Oil Services ETF	4.20%
Energy Select Sector SPDR Fund	4.06%
iShares U.S. Healthcare Providers ETF	4.02%

Hedgeye Quality Growth ETF [Member]
Shareholder Report [Line Items]
Fund Name	Hedgeye Quality Growth ETF
Class Name	Hedgeye Quality Growth ETF
Trading Symbol	HGRO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hedgeye Quality Growth ETF for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Fund at www.hedgeyeam.com/hgro. You can also request this information by contacting us at (888) 711-8292.
Additional Information Phone Number	(888) 711-8292
Additional Information Website	www.hedgeyeam.com/hgro
Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%	[2]
Expenses Short Period Footnote [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hedgeye Quality Growth ETF	$36	0.70%¹

¹ Annualized.

Net Assets	$ 97,302,307
Holdings Count	52
Advisory Fees Paid, Amount	$ 249,605
Investment Company, Portfolio Turnover	277.94%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Net Assets	$97,302,307
Number of Holdings	52
Total Net Advisory Fee	$249,605
Portfolio Turnover Rate	277.94%

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of April 30, 2026)

Sector Breakdown

Top Ten Holdings

Nvidia Corp.	8.50%
Alphabet, Inc. Class A	8.35%
Apple, Inc.	7.62%
Amazon.com, Inc.	5.69%
First American Money Market Funds	4.47%
Broadcom, Inc.	3.98%
Analog Devices, Inc.	2.87%
JPMorgan Chase & Co.	2.48%
GE Vernova LLC	2.18%
Goldman Sachs Group, Inc.	2.11%

Largest Holdings [Text Block]

Top Ten Holdings

Nvidia Corp.	8.50%
Alphabet, Inc. Class A	8.35%
Apple, Inc.	7.62%
Amazon.com, Inc.	5.69%
First American Money Market Funds	4.47%
Broadcom, Inc.	3.98%
Analog Devices, Inc.	2.87%
JPMorgan Chase & Co.	2.48%
GE Vernova LLC	2.18%
Goldman Sachs Group, Inc.	2.11%

Hedgeye 130/30 Equity ETF [Member]
Shareholder Report [Line Items]
Fund Name	Hedgeye 130/30 Equity ETF
Class Name	Hedgeye 130/30 Equity ETF
Trading Symbol	HELS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hedgeye 130/30 Equity ETF for the period of December 11, 2025 (Inception) to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Fund at www.hedgeyeam.com/hels. You can also request this information by contacting us at (888) 711-8292.
Additional Information Phone Number	(888) 711-8292
Additional Information Website	www.hedgeyeam.com/hels
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hedgeye 130/30 Equity ETF	$26¹	0.70%[2]

¹ Costs are for the period of December 11, 2025 to April 30, 2026. Costs for a full semi-annual period would be higher.

² Annualized.

Expenses Paid, Amount	$ 26	[3]
Expense Ratio, Percent	0.70%	[4]
Expenses Short Period Footnote [Text Block]	Costs are for the period of December 11, 2025 to April 30, 2026. Costs for a full semi-annual period would be higher.
Net Assets	$ 24,873,072
Holdings Count	77
Advisory Fees Paid, Amount	$ 75,359
Investment Company, Portfolio Turnover	310.36%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Net Assets	$24,873,072
Number of Holdings	77
Total Net Advisory Fee	$75,359
Portfolio Turnover Rate	310.36%

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of April 30, 2026)

Portfolio Composition

Common Stocks	96.68%
Money Market	2.60%
Total Return Swap Contracts	0.15%
Exchange Traded Funds Sold Short	-0.96%
Common Stocks Sold Short	-19.01%

Top Ten Holdings

Apple, Inc.	3.43%
Casey's General Stores, Inc.	3.10%
Five Below, Inc.	2.96%
Cisco Systems, Inc.	2.89%
Air Products and Chemicals, Inc.	2.89%
Clean Harbors, Inc.	2.76%
First American Money Market Funds	2.59%
Roku, Inc.	2.52%
Darling Ingredients, Inc.	2.50%
Marriott International Class A	2.50%

Largest Holdings [Text Block]

Top Ten Holdings

Apple, Inc.	3.43%
Casey's General Stores, Inc.	3.10%
Five Below, Inc.	2.96%
Cisco Systems, Inc.	2.89%
Air Products and Chemicals, Inc.	2.89%
Clean Harbors, Inc.	2.76%
First American Money Market Funds	2.59%
Roku, Inc.	2.52%
Darling Ingredients, Inc.	2.50%
Marriott International Class A	2.50%

Hedgeye Fourth Turning ETF [Member]
Shareholder Report [Line Items]
Fund Name	Hedgeye Fourth Turning ETF
Class Name	Hedgeye Fourth Turning ETF
Trading Symbol	HEFT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hedgeye Fourth Turning ETF for the period of November 21, 2025 (Inception) to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Fund at www.hedgeyeam.com/heft. You can also request this information by contacting us at (888) 711-8292.
Additional Information Phone Number	(888) 711-8292
Additional Information Website	www.hedgeyeam.com/heft
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hedgeye Fourth Turning ETF	$32¹	0.71%[2,3]

¹ Costs are for the period of November 21, 2025 to April 30, 2026. Costs for a full semi-annual period would be higher.

² Annualized.

[3] Gross expenses, excluding tax expense, would have been 0.70% for the period ended April 30, 2026.

Expenses Paid, Amount	$ 32	[5]
Expense Ratio, Percent	0.71%	[6],[7]
Expenses Short Period Footnote [Text Block]	Costs are for the period of November 21, 2025 to April 30, 2026. Costs for a full semi-annual period would be higher.
Net Assets	$ 105,574,426
Holdings Count	62
Advisory Fees Paid, Amount	$ 145,510
Investment Company, Portfolio Turnover	237.85%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Net Assets	$105,574,426
Number of Holdings	62
Total Net Advisory Fee	$145,510
Portfolio Turnover Rate	237.85%

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of April 30, 2026)

Portfolio Composition

Exchange Traded Funds	73.46%
Common Stocks	22.01%
Money Market	4.07%
Options Purchased	0.09%
Common Stocks Sold Short	-3.77%
Exchange Traded Funds Sold Short	-10.90%

Top Ten Holdings

State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF	13.98%
Vanguard Total Stock Market ETF	8.98%
Energy Select Sector SPDR Fund	4.47%
VanEck Oil Services ETF	4.44%
First American Money Market Funds	4.07%
iShares Future AI & Tech ETF	3.98%
SPDR Gold Shares	3.97%
State Street SPDR S&P Global Infrastructure ETF	3.01%
Vanguard FTSE Pacific ETF	2.26%
Robo Global Robotics & Automation Index ETF	2.00%

Largest Holdings [Text Block]

Top Ten Holdings

State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF	13.98%
Vanguard Total Stock Market ETF	8.98%
Energy Select Sector SPDR Fund	4.47%
VanEck Oil Services ETF	4.44%
First American Money Market Funds	4.07%
iShares Future AI & Tech ETF	3.98%
SPDR Gold Shares	3.97%
State Street SPDR S&P Global Infrastructure ETF	3.01%
Vanguard FTSE Pacific ETF	2.26%
Robo Global Robotics & Automation Index ETF	2.00%

[1]	Annualized.
[2]	Annualized.
[3]	Costs are for the period of December 11, 2025 to April 30, 2026. Costs for a full semi-annual period would be higher.
[4]	Annualized.
[5]	Costs are for the period of November 21, 2025 to April 30, 2026. Costs for a full semi-annual period would be higher.
[6]	Gross expenses, excluding tax expense, would have been 0.70% for the period ended April 30, 2026.
[7]	Annualized.